Annual Fund Operating Expenses - Invesco Income Fund	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.98%
Class C
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.73%
Class R
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.23%
Class Y
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.73%
Investor Class
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.17%
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.90%
Class R5
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.58%
Class R6
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.53%